Income Taxes (Income Taxes Included in The Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deferred tax assets:
Allowance for doubtful accounts	$ 96		$ 82
Accrued warranty	109		26
Unearned revenue	151		182
Accrued expenses	303		370
Net operating losses (NOL) and tax credit carryforwards	4,398		4,258
Other temporary differences	663	[1]	1,027	[1]
Total gross deferred tax assets	5,720		5,945
Valuation allowance	(3,609)		(5,141)
Deferred tax asset, net of valuation allowance	2,111		804
Deferred tax liability:
Property, plant and equipment	(198)		(330)
Net deferred tax assets	$ 1,913		$ 474

[1]	Other temporary differences primarily relate to research and development expenses